Contract Liabilities - Schedule of Unearned Franchise Fee (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	$ 118,277	$ 309,315
Li Yi [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	38	7,005
Gao Wenjing [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		31,563
Yan Tianxiang [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	1,507
Wu Yinghan [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	32,753
Liu Yuping [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	36,462
Wang Shimei [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	2,073
Xu Yong [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	754
Nan Xifeng [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	829
Song Mingfang [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	6,971
Wang Zhiya [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		23,287
Yu Yang [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee
Wang Limin [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		12,510
Li Jie [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		6,390
Sheng Xidong [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		6,890
Zhou Guixiang [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		13,626
Wang Jia [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	415
Wang Xuefeng [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	528	40,801
Wang Xiaohui [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	641
Ge Xiaoqing [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		6,967
Li Ruonan [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		2,309
Meng Hao [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		7,313
Chen Yu [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		500
Wang Hongli [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		2,848
Zhang Ying [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		2,964
Liu Zonghui [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		16,359
Xiao Yang [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	1,507
Sun Zhongyao [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	1,055
Shen Yue [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	1,206
Fan Lingfu [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	1,130
Sun Xuqiang [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	1,130
Zhao Zhe [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	1,130
Zheng Tinghai [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	5,162
Liu Jie [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	6,971	41,955
Zhu Hongjun [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	10,551	45,612
Zhou Qianqian [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	$ 5,464	$ 40,416